Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Receivable from third parties	[1]	$ 7,569,341	$ 270,035
Prepaid expenses		71,317	61,440
Security deposits		34,696	35,197
Deductible input VAT		450	255,246
Others		49,250	20,152
Prepaid expenses and other current assets		$ 7,725,054	$ 642,070

[1]	Receivables from third parties primarily consisted of the following as of September 30, 2025: i. Refunds of prepayment for purchase of battery packs: as of September 30, 2025, an amount of $5,309,710 previously prepaid to a supplier in connection with battery purchase was then negotiated to be repaid in instalments between the Group and the supplier. The Group further entered into an offset agreement with the supplier on October 20, 2025, under which the Group agreed to accept three patent rights from the supplier to settle the respective creditor’s rights and debtor’s obligations. The patent rights were transferred to the Group in November 2025. ii.A loan provided to a third party, with an annual interest rate of 4% and a maturity date of June 22, 2026, and accrued interest receivables.